Future Minimum Rental Commitments for Operating Leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Operating Leased Assets [Line Items]
2017	$ 34,682
2018	28,219
2019	21,358
2020	15,646
2021	12,477
Thereafter	40,132
Total	$ 152,514